MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Revenues and Receivables by Major Customer
The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the years presented below:

	Year ended December 31,
	2015	2016	2017

Customer A	81%	49%	46%